INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of net deferred tax assets

(in thousands)	2023	2022
Deferred tax assets
Net operating loss carryforwards	$79,078	$78,583
Capitalized costs	5,409	3,095
Accruals and reserves	4,610	4,830
Inventory reserves	267	402
Stock compensation	382	368
Loss on unrealized currency translation	166	160
Research and development credits	2,490	2,490
Financial guarantee liabilities	5,410	5,320
Lease liability	197	4
Provision for credit losses	368	119
Gross deferred tax assets	98,377	95,371
Valuation allowance	(97,628)	(94,446)
Net deferred tax assets	749	925
Deferred tax liabilities
Revaluation of convertible promissory notes	(448)	(742)
Contract assets	(3)	(8)
ROU assets	(298)	(175)
Gross deferred tax liabilities	(749)	(925)
Net deferred income tax	$—	$—

Schedule of income tax provision

The provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following:

(in thousands)	2023	2022
Current
Federal	$215	$128
State	1	1
Foreign	325	(8)
Total current	541	121

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred	—	—
Total provision for income taxes	$541	$121

Schedule of federal income tax rate to effective tax rate

(in thousands)	2023	2022
Expected benefit at statutory federal rate	$(4,941)	$(6,717)
State tax — net of federal benefit	72	100
Research and development credits	—	(564)
Foreign income/losses taxed at different rates	14	15
Unrecognized tax benefits	276	126
Stock-based compensation	8	3
Interest expense	333	233
Remeasurements of net defined benefit liabilities	5	—
Exchange rate difference	287	551
Change in tax rate	(242)	(92)
True-up deferred taxes	1,382	3,254
True-up payable	75	—
Accumulated deficit	67	10
Change in valuation allowance	3,182	3,246
Other	23	(44)
Total provision for income taxes	$541	$121

CONCORD ACQUISITION CORP III
INCOME TAX
Schedule of net deferred tax assets

Deferred tax asset:	2023	2022
Organizational costs/startup expenses	$1,223,864	$243,656
Federal net operating loss carryforward	—	—
Total deferred tax asset	1,223,864	243,656
Valuation allowance	(1,223,864)	(243,656)
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision

	For the year	For the year
	December 31, 2023	December 31, 2022
Federal:
Current	$1,385,741	$995,207
Deferred	980,208	172,282

State:
Current	—	—
Deferred	—	—
Valuation allowance	(980,208)	(172,282)
Income tax provision	$1,385,741	$995,207

Schedule of federal income tax rate to effective tax rate

	For the year	For the year
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
Transaction costs	0.0%	0.0%
Change in fair value of warrant liability and Sponsor Loans	(100.3)%	(17.7)%
Transaction costs allocated to warrants	12.8%	0.0%
Change in valuation allowance	(160.7)%	0.7%
Income tax provision	(227.2)%	4.0%